Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 18 - SELLING, GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended	Year ended	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019

Payroll and related	4,009	2,485	2,947
Professional services	2,324	1,614	2,007
Expected credit loss	723	*296	*295
Convertible debenture transaction costs	704	-	-
Shares listing costs	608	-	-
Contingent liabilities	509	-	-
Depreciation and amortization	443	3,558	1,913
Insurance	396	161	-
Share based compensation	378	2,978	1,006
Rent and office maintenance	314	321	379
Travel expenses	272	102	595
Others	411	137	862
Total	11,091	11,652	10,004

*	Reclassified